FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 16 . FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Mortgage Loans Receivable. Fair values are based on the discounted value of future cash flows expected to be received for a loan using current rates at which similar loans would be made to borrowers with similar credit risk and the same remaining maturities. Terms are short term in nature and carrying value approximates the estimated fair value.

Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity.

Marketable Securities. The fair values of these instruments are estimated based on quoted market prices for the security.

Other Debt. The fair value of other debt is estimated based on the discounted cash flows of the loan using current market rates.

Lines of Credit.  The carrying amount approximates fair value because the variable rate debt re-prices frequently.

Mortgages Payable. For variable rate loans that re-price frequently, fair values are based on carrying values. The fair value of fixed rate loans is estimated based on the discounted cash flows of the loans using current market rates.

The estimated fair values of the Company's financial instruments as of April 30, 2011 and 2010, are as follows:

	(in thousands)
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Mortgage loans receivable	$156	$156	$158	$158
Cash and cash equivalents	41,191	41,191	54,791	54,791
Marketable securities - available-for-sale	625	625	420	420
FINANCIAL LIABILITIES
Other debt	8,200	7,279	1,000	1,142
Lines of credit	30,000	30,000	6,550	6,550
Mortgages payable	993,803	1,013,713	1,057,619	1,015,879